Conventional Natural Gas Producing Activities (Unaudited) - Schedule of Summarizes Estimated Net Natural Gas Reserves (Details) - ft³ ft³ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Proved developed and undeveloped reserves:
Proved developed and undeveloped reserves Balance at beginning		17,689	13,778
Proved developed and undeveloped reserves , Revision of previous estimates
Proved developed and undeveloped reserves , Due to extensions	[1]		3,911
Proved developed and undeveloped reserves, Due to discoveries	[1]
Proved developed and undeveloped reserves, Due to changes in sales prices	[1]
Proved developed and undeveloped reserves, Due to other revisions	[1]	(68)
Proved developed and undeveloped reserves Balance ending		17,621	17,689
Proved developed reserves:
Proved developed reserves, Balance at beginning
Proved developed reserves, Balance at ending
Proved undeveloped reserves:
Proved undeveloped reserves, Balance at beginning		17,689	13,778
Proved undeveloped reserves, Due to extensions	[1]		3,911
Proved undeveloped reserves, Due to discoveries	[1]
Proved undeveloped reserves, Due to changes in sales prices	[1]
Proved undeveloped reserves, Due to other revisions	[1]	(68)
Proved undeveloped reserves, Balance at ending		17,621	17,689

[1]	The slight decrease during the year ended December 31, 2024 due to other revisions was primarily related to the expected timing of forecasted startup dates for Longanesi and Gradizza. Increases from extensions during the year ended December 31, 2023 were solely related to the Company’s recent Longanesi development drilling. Recent drilling activity consisted of the drilling and completion of one gross Longanesi development well and workover and completion of one additional Longanesi development well (0.335 net to AleAnna’s interest) during the year ended December 31, 2023. The 3,911 10[6]ft3 of reserves added during the year ended December 31, 2023 relate to the drilling and completion of one gross Longanesi development well (0.335 net to AleAnna’s interest) during the year ended December 31, 2023. There were no other positive or negative revisions to reserves in 2023 other than the reserves added as a result of drilling. We had no other exploratory or development drilling during the years ended December 31, 2024, or 2023. AleAnna’s existing reserves were considered economic and were expected to be recovered at the volume-weighted average price attributable to the estimated proved reserves of $11.73 and $14.13 per thousand cubic feet of gas for the year ended December 31, 2024, and 2023. As a result, there were no revisions to volumes in either year as a result of changes in sales prices during the years ended December 31, 2024, and 2023. The Company also had no other additions during the years ended December 31, 2024, or 2023.